Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income tax	$ (17,064,869)	$ (30,979,318)
Adjustments for:
Depreciation expenses	357,074	174,404
Amortization expenses	3,369	4,726
Net loss on fair value changes of financial assets at fair value through profit or loss	21,998
Finance costs	608,502	333,367
Interest income	(144,417)	(239,694)
Compensation costs recognized (reversed) of share-based payment transactions	(212,551)	1,806,044
Loss on disposal of property, plant and equipment	75,296
Gain on foreign exchange, net	(140,774)	(221,781)
Gain on disposal of licensed rights		(187,244)
Loss on lease modification	64,287
Changes in operating assets and liabilities
(Increase) Decrease in prepayments	40,479	(66,641)
Decrease in trade payables	(3,080,505)	(361,302)
Decrease in other payables	(992,887)	(303,452)
Cash used in operations	(20,464,998)	(30,040,891)
Income tax paid	(395,290)	(14,439)
Interest received	144,417	239,694
Interest paid	(24,374)
Net cash used in operating activities	(20,740,245)	(29,815,636)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property, plant and equipment	(2,993)	(67,364)
Proceeds from disposal of property, plant and equipment	4,300
Payments for intangible assets		(23,002,895)
(Increase) Decrease in refundable deposits	2,545	(16,278)
Net cash (used in) generated from investing activities	3,852	(23,086,537)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of the principal portion of lease liabilities	(179,050)
Issuance of ordinary shares		42,180,000
Proceeds from exercise of employee share options		48,000
Payments for transaction costs attributable to issue of ordinary shares		(5,098,623)
Net cash generated from (used in) financing activities	(179,050)	37,129,377
NET DECREASE IN CASH AND CASH EQUIVALENTS	(20,915,443)	(15,772,796)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	28,908,901	50,573,211
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 7,993,458	$ 34,800,415